JPMorgan ActiveBuilders International Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.3%
Australia — 6.3%
Australia & New Zealand Banking Group Ltd.	4,221	68,217
BHP Group Ltd.	15,101	413,244
BlueScope Steel Ltd.	1,589	18,665
Commonwealth Bank of Australia	1,125	79,895
CSL Ltd.	349	71,062
Glencore plc *	15,037	85,225
Goodman Group, REIT	1,508	22,070
IDP Education Ltd.	1,047	21,066
Macquarie Group Ltd.	281	35,963
Medibank Pvt Ltd.	9,752	23,449
National Australia Bank Ltd.	3,494	75,458
Rio Tinto Ltd.	1,519	105,243
Rio Tinto plc	2,332	140,782
South32 Ltd.	12,504	34,081
Wesfarmers Ltd.	421	13,794
Westpac Banking Corp.	8,031	121,615
Woodside Petroleum Ltd.	8,382	189,274
Woolworths Group Ltd.	794	20,889
Worley Ltd.	1,754	17,702
		1,557,694
Austria — 0.4%
BAWAG Group AG * (a)	354	16,344
Erste Group Bank AG	1,087	27,559
OMV AG	719	30,622
voestalpine AG	962	21,661
		96,186
Belgium — 0.6%
Ageas SA	379	16,542
Bekaert SA	771	27,307
D'ieteren Group	87	14,279
KBC Group NV	1,645	86,160
		144,288
Brazil — 0.1%
MercadoLibre, Inc. *	20	16,274
Canada — 0.6%
Canadian National Railway Co.	589	74,619
Toronto-Dominion Bank (The)	1,001	65,021
		139,640
China — 0.7%
BOC Hong Kong Holdings Ltd.	12,500	45,217
Prosus NV *	359	23,419
Tencent Holdings Ltd.	2,170	83,868
Yangzijiang Shipbuilding Holdings Ltd.	34,200	23,058
		175,562

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — 4.2%
AP Moller - Maersk A/S, Class B	16	43,685
Carlsberg A/S, Class B	726	93,902
Coloplast A/S, Class B	707	82,747
D/S Norden A/S	448	19,550
Drilling Co. of 1972 A/S (The) *	232	11,010
Genmab A/S *	273	97,139
Novo Nordisk A/S, Class B	4,803	559,424
Orsted A/S (a)	608	70,781
Solar A/S, Class B	268	25,204
Sydbank A/S	306	9,397
Vestas Wind Systems A/S	288	7,570
		1,020,409
Finland — 0.9%
Elisa OYJ	541	29,920
Kone OYJ, Class B	642	29,340
Nokia OYJ	11,546	60,138
Nordea Bank Abp	8,715	85,930
Outokumpu OYJ	4,620	20,341
		225,669
France — 11.1%
Air Liquide SA	732	100,637
Airbus SE	277	29,867
AXA SA	5,072	116,872
BNP Paribas SA	3,196	151,002
Capgemini SE	1,220	232,699
Carrefour SA	1,861	31,715
Cie de Saint-Gobain	745	34,739
Dassault Systemes SE	328	14,068
Eiffage SA	314	29,465
Engie SA	1,743	21,565
Eutelsat Communications SA	1,194	9,086
IPSOS	605	31,010
Kering SA	134	76,714
L'Oreal SA	831	314,166
LVMH Moet Hennessy Louis Vuitton SE	671	465,912
Metropole Television SA	1,374	18,099
Orange SA	3,703	37,839
Pernod Ricard SA	535	105,098
Publicis Groupe SA	643	34,217
Rothschild & Co.	530	19,518
Safran SA	1,009	110,905
Sanofi	569	56,544
Societe Generale SA	1,729	38,741
Technip Energies NV	1,471	17,373
TotalEnergies SE	8,170	417,302

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Veolia Environnement SA	1,377	34,440
Vinci SA	1,787	171,300
		2,720,893
Germany — 7.6%
adidas AG	700	121,094
Allianz SE (Registered)	1,418	257,518
Aurubis AG	256	18,482
Bayer AG (Registered)	1,523	88,837
Bayerische Motoren Werke AG	540	44,125
Daimler AG	1,265	74,602
Daimler Truck Holding AG *	465	12,706
Deutsche Boerse AG	649	113,293
Deutsche Post AG (Registered)	2,445	97,653
Deutsche Telekom AG (Registered)	10,528	200,021
E.ON SE	992	8,917
Infineon Technologies AG	1,407	38,586
Kloeckner & Co. SE	1,716	16,818
Merck KGaA	212	40,378
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	517	117,207
RWE AG	3,487	143,448
SAP SE	431	40,201
Sartorius AG (Preference)	57	25,496
Siemens AG (Registered)	1,262	140,769
Symrise AG	739	86,231
Volkswagen AG (Preference)	958	135,451
Vonovia SE	847	28,222
Zalando SE * (a)	847	23,846
		1,873,901
Hong Kong — 2.0%
AIA Group Ltd.	29,200	293,362
Hong Kong Exchanges & Clearing Ltd.	4,000	183,562
Kerry Properties Ltd.	3,500	8,418
Pacific Basin Shipping Ltd.	38,000	18,173
		503,515
India — 0.5%
HDFC Bank Ltd., ADR	1,869	117,373
Indonesia — 0.1%
Bank Central Asia Tbk. PT	58,200	28,941
Ireland — 0.1%
Kingspan Group plc	352	22,784
Italy — 0.8%
Assicurazioni Generali SpA	2,102	31,424
Azimut Holding SpA	1,051	18,385
Enel SpA	3,362	16,949
Eni SpA	3,931	47,253

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
FinecoBank Banca Fineco SpA	1,466	18,219
Pirelli & C SpA (a)	5,521	23,904
UniCredit SpA	3,477	34,387
		190,521
Japan — 19.3%
AGC, Inc.	1,100	40,099
Asahi Group Holdings Ltd.	900	31,290
Asahi Kasei Corp.	1,500	12,034
Bridgestone Corp.	1,100	42,906
Brother Industries Ltd.	1,500	28,097
Capcom Co. Ltd.	600	16,679
Central Japan Railway Co.	200	23,419
Cosmo Energy Holdings Co. Ltd.	1,300	39,429
Credit Saison Co. Ltd.	1,700	21,708
Dai-ichi Life Holdings, Inc.	2,600	45,227
Daiichi Sankyo Co. Ltd.	1,600	42,424
Daikin Industries Ltd.	900	157,840
Daiwa House Industry Co. Ltd.	400	9,883
Daiwa Securities Group, Inc.	5,200	24,004
Dentsu Group, Inc.	1,200	41,918
FANUC Corp.	100	17,246
Fujitsu Ltd.	100	13,406
Fuyo General Lease Co. Ltd.	400	24,623
Hitachi Ltd.	1,700	86,068
Honda Motor Co. Ltd.	4,100	105,072
Hoya Corp.	1,900	190,364
Isuzu Motors Ltd.	3,100	34,003
ITOCHU Corp.	2,800	81,507
Japan Post Holdings Co. Ltd.	4,000	28,799
Japan Post Insurance Co. Ltd.	2,300	37,186
Kao Corp.	300	13,048
KDDI Corp.	3,000	96,187
Keyence Corp.	600	237,805
Konami Group Corp.	400	23,642
Kubota Corp.	1,200	19,924
Kyowa Kirin Co. Ltd.	3,800	89,586
Makita Corp.	1,700	41,545
Mitsubishi Corp.	3,200	95,102
Mitsubishi UFJ Financial Group, Inc.	25,100	141,426
Mitsui & Co. Ltd.	2,900	63,981
Mitsui Fudosan Co. Ltd.	3,300	73,753
Mizuho Financial Group, Inc.	2,800	33,394
MS&AD Insurance Group Holdings, Inc.	1,100	35,674
Murata Manufacturing Co. Ltd.	400	23,364
Nidec Corp.	700	48,646
Nintendo Co. Ltd.	100	44,717
NIPPON EXPRESS HOLDINGS, Inc.	300	17,927

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nippon Steel Corp.	800	11,904
Nippon Telegraph & Telephone Corp.	4,000	114,261
Nippon Yusen KK	200	15,710
Nitori Holdings Co. Ltd.	100	10,580
Nomura Real Estate Holdings, Inc.	1,400	33,963
Nomura Research Institute Ltd.	300	9,013
Ono Pharmaceutical Co. Ltd.	1,400	39,366
ORIX Corp.	4,700	83,763
Otsuka Corp.	300	9,356
Recruit Holdings Co. Ltd.	1,800	67,271
Resona Holdings, Inc.	2,200	8,550
Rohm Co. Ltd.	100	7,421
SBI Holdings, Inc.	2,200	44,632
Sekisui House Ltd.	2,700	47,821
Seven & i Holdings Co. Ltd.	800	32,608
Shimano, Inc.	300	50,114
Shin-Etsu Chemical Co. Ltd.	1,400	179,332
Shionogi & Co. Ltd.	200	10,258
SMC Corp.	200	98,567
SoftBank Corp.	5,700	65,905
SoftBank Group Corp.	600	25,204
Sojitz Corp.	2,120	32,217
Sompo Holdings, Inc.	800	35,705
Sony Group Corp.	3,800	322,346
Sumitomo Corp.	2,700	37,962
Sumitomo Forestry Co. Ltd.	700	10,869
Sumitomo Metal Mining Co. Ltd.	500	15,722
Sumitomo Mitsui Financial Group, Inc.	3,700	116,077
Sumitomo Mitsui Trust Holdings, Inc.	1,700	55,844
Sumitomo Warehouse Co. Ltd. (The)	1,900	29,986
Suzuki Motor Corp.	500	16,390
Sysmex Corp.	400	28,005
T&D Holdings, Inc.	2,300	26,031
Takeda Pharmaceutical Co. Ltd.	3,400	99,757
Terumo Corp.	500	17,072
Tokio Marine Holdings, Inc.	2,300	134,642
Tokyo Electron Ltd.	400	137,677
Tokyu Fudosan Holdings Corp.	5,900	31,972
Toyota Boshoku Corp.	2,000	29,575
Toyota Motor Corp.	17,000	275,928
Yamaha Motor Co. Ltd.	800	15,454
		4,729,782
Luxembourg — 0.1%
ArcelorMittal SA	1,516	37,406
Netherlands — 6.7%
ABN AMRO Bank NV, CVA (a)	737	7,516
Adyen NV * (a)	43	77,347

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Aegon NV	2,742	12,043
Akzo Nobel NV	247	16,623
Argenx SE *	111	40,549
ASM International NV	70	21,502
ASML Holding NV	915	525,904
ASR Nederland NV	754	31,515
Heijmans NV, CVA	1,725	20,653
ING Groep NV	4,126	40,079
Koninklijke Ahold Delhaize NV	3,036	83,608
Koninklijke DSM NV	230	36,834
Koninklijke KPN NV	19,732	65,096
NN Group NV	1,808	84,836
Randstad NV	389	19,661
Shell plc	16,907	451,017
Wolters Kluwer NV	1,004	109,037
		1,643,820
Norway — 1.0%
Aker BP ASA, SDR *	1,110	38,561
DNB Bank ASA	1,794	35,388
Elkem ASA (a)	5,946	24,363
Equinor ASA	2,203	84,824
Norsk Hydro ASA	4,600	31,166
SpareBank 1 Nord Norge	2,902	28,074
SpareBank 1 SMN	803	10,296
		252,672
Singapore — 1.6%
DBS Group Holdings Ltd.	11,000	251,002
Oversea-Chinese Banking Corp. Ltd.	6,200	52,543
Sea Ltd., ADR *	663	50,600
United Overseas Bank Ltd.	1,800	35,913
		390,058
South Africa — 0.7%
Anglo American plc	4,852	175,375
South Korea — 0.8%
Delivery Hero SE * (a)	1,042	50,273
Samsung Electronics Co. Ltd., GDR (a)	115	134,862
		185,135
Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	15,929	72,185
Banco Santander SA	17,074	42,717
CaixaBank SA	4,264	12,804
Iberdrola SA	16,985	181,374
Industria de Diseno Textil SA	1,643	39,903

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Repsol SA	3,130	38,994
Telefonica SA	7,030	31,380
		419,357
Sweden — 2.4%
Assa Abloy AB, Class B	4,021	95,000
Atlas Copco AB, Class A	14,404	168,374
Boliden AB	1,489	49,761
Inwido AB	1,455	17,655
Loomis AB	923	26,027
Securitas AB, Class B	1,831	18,516
Skandinaviska Enskilda Banken AB, Class A	2,286	24,765
SKF AB, Class B	1,112	18,714
SSAB AB, Class B	3,611	16,568
Svenska Handelsbanken AB, Class A	7,031	63,222
Volvo AB, Class B	5,492	98,604
		597,206
Switzerland — 8.4%
ABB Ltd. (Registered)	816	24,806
Cie Financiere Richemont SA (Registered)	370	44,614
Givaudan SA (Registered)	12	41,947
Julius Baer Group Ltd.	787	40,696
Lonza Group AG (Registered)	368	223,653
Mobilezone Holding AG (Registered)	1,458	26,022
Nestle SA (Registered)	6,245	765,183
Novartis AG (Registered)	4,077	350,335
SGS SA (Registered)	36	87,857
Sika AG (Registered)	226	55,842
Straumann Holding AG (Registered)	450	60,863
Swiss Life Holding AG (Registered)	74	39,200
UBS Group AG (Registered)	7,365	120,346
Zurich Insurance Group AG	385	168,063
		2,049,427
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,369	121,129
United Kingdom — 13.4%
3i Group plc	5,081	78,947
Allfunds Group plc	1,845	15,569
AstraZeneca plc	2,343	308,201
Aviva plc	1,228	5,947
BAE Systems plc	1,831	17,209
Balfour Beatty plc	7,457	25,482
Barclays plc	41,542	79,576
Berkeley Group Holdings plc *	1,208	62,603
BP plc	46,909	229,585
British American Tobacco plc	1,285	50,351
BT Group plc	11,314	22,338

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Centrica plc *	37,771	40,472
CK Hutchison Holdings Ltd.	7,000	46,433
Compass Group plc	905	21,210
DCC plc	279	18,216
Diageo plc	8,780	415,925
Drax Group plc	3,036	29,124
Haleon plc *	10,534	37,433
HSBC Holdings plc	24,759	155,089
Inchcape plc	3,445	35,260
InterContinental Hotels Group plc	524	31,060
Intertek Group plc	1,133	60,553
Investec plc	1,947	10,533
JD Sports Fashion plc	19,904	31,615
Land Securities Group plc, REIT	1,545	13,806
Legal & General Group plc	11,862	37,882
Linde plc	674	204,111
Lloyds Banking Group plc	213,054	117,959
London Stock Exchange Group plc	994	97,007
Man Group plc	8,713	28,986
Marks & Spencer Group plc *	11,914	20,655
Mitie Group plc	16,887	16,136
Morgan Sindall Group plc	862	21,371
NatWest Group plc	9,102	27,645
OSB Group plc	5,527	35,504
Oxford Nanopore Technologies plc *	1,265	4,941
Persimmon plc	1,354	31,232
Prudential plc	3,625	44,712
Reckitt Benckiser Group plc	984	79,817
RELX plc	10,278	304,326
Segro plc, REIT	1,261	16,870
Smith & Nephew plc	798	10,231
SSE plc	2,021	43,650
Standard Chartered plc	9,889	68,162
Taylor Wimpey plc	8,971	13,963
Tesco plc	22,060	70,749
Unilever plc	1,241	60,440
Vistry Group plc	850	9,582
Vodafone Group plc	21,036	31,000
WPP plc	3,427	36,986
		3,276,454
United States — 4.7%
GSK plc	8,427	177,053
Roche Holding AG	1,830	607,568
Schneider Electric SE	1,813	250,745
Signify NV (a)	381	12,374

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Stellantis NV	6,739	96,774
Tenaris SA	905	12,665
		1,157,179
Total Common Stocks (Cost $27,299,061)		23,868,650
	NO. OF RIGHTS
Rights — 0.0% ^
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022*(Cost $—)	336	935
	SHARES
Short-Term Investments — 2.3%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $545,362)	545,362	545,362
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $18,115)	18,115	18,115
Total Short-Term Investments (Cost $563,477)		563,477
Total Investments — 99.6% (Cost $27,862,538)		24,433,062
Other Assets Less Liabilities — 0.4%		88,987
NET ASSETS — 100.0%		24,522,049

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.4%
Pharmaceuticals	10.1
Insurance	6.6
Oil, Gas & Consumable Fuels	6.4
Metals & Mining	5.0
Semiconductors & Semiconductor Equipment	3.5
Capital Markets	3.4
Automobiles	3.3
Food Products	3.1
Chemicals	3.1
Textiles, Apparel & Luxury Goods	2.9
Professional Services	2.7
Beverages	2.6
Machinery	2.2
Diversified Telecommunication Services	2.1
Household Durables	2.0
Personal Products	1.7
Health Care Equipment & Supplies	1.7
Building Products	1.5
Trading Companies & Distributors	1.4
Electrical Equipment	1.4
IT Services	1.4
Electric Utilities	1.3
Industrial Conglomerates	1.2
Construction & Engineering	1.1
Electronic Equipment, Instruments & Components	1.1
Food & Staples Retailing	1.1
Others (each less than 1.0%)	13.4
Short-Term Investments	2.3
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,557,694	$—	$1,557,694
Austria	—	96,186	—	96,186
Belgium	—	144,288	—	144,288
Brazil	16,274	—	—	16,274
Canada	139,640	—	—	139,640
China	—	175,562	—	175,562
Denmark	—	1,020,409	—	1,020,409
Finland	—	225,669	—	225,669
France	—	2,720,893	—	2,720,893
Germany	—	1,873,901	—	1,873,901
Hong Kong	—	503,515	—	503,515
India	117,373	—	—	117,373
Indonesia	—	28,941	—	28,941
Ireland	—	22,784	—	22,784
Italy	—	190,521	—	190,521
Japan	—	4,729,782	—	4,729,782
Luxembourg	—	37,406	—	37,406
Netherlands	—	1,643,820	—	1,643,820
Norway	66,635	186,037	—	252,672
Singapore	50,600	339,458	—	390,058
South Africa	—	175,375	—	175,375
South Korea	—	185,135	—	185,135
Spain	—	419,357	—	419,357
Sweden	—	597,206	—	597,206
Switzerland	—	2,049,427	—	2,049,427
Taiwan	121,129	—	—	121,129
United Kingdom	62,915	3,213,539	—	3,276,454

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$1,157,179	$—	$1,157,179
Total Common Stocks	574,566	23,294,084	—	23,868,650
Rights	935	—	—	935
Short-Term Investments
Investment Companies	545,362	—	—	545,362
Investment of Cash Collateral from Securities Loaned	18,115	—	—	18,115
Total Short-Term Investments	563,477	—	—	563,477
Total Investments in Securities	$1,138,978	$23,294,084	$—	$24,433,062
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	$429,423	$1,709,033	$1,593,094	$—	$—	$545,362	545,362	$1,350	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	124,086	818,491	924,462	—	—	18,115	18,115	312	—
Total	$553,509	$2,527,524	$2,517,556	$—	$—	$563,477		$1,662	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.